THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 17, 2004 AND MARCH 25, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 17, 2005.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  12/31/03

Check here if Amendment [ ]; Amendment Number: 4
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Jon L. Mosle
Title:    General Counsel
Phone:    (214) 758-6107

Signature, Place, and Date of Signing:

/X/ Jon L. Mosle          Dallas, Texas                 February 18, 2005
    General Counsel

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $362,132 (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                              TITLE OF                         VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP     (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

ADVANCEPCS                     COM              00790K109      73,140  1,385,494  SH          SOLE         1,385,494   0     0
ADVANCEPCS                     COM              00790K109       5,279    100,000  SH   PUT    SOLE           100,000   0     0
ANTHEM INC                     COM              03674B104         983     13,100  SH          SOLE            13,100   0     0
BANK OF AMERICA CORPORATION    COM              060505104      40,215    500,000  SH          SOLE           500,000   0     0
BANK OF AMERICA CORPORATION    COM              060505104       3,016     37,500  SH   CALL   SOLE            37,500   0     0
COMCAST CORP NEW               CL A             20030N101       1,049     32,000  SH          SOLE            32,000   0     0
COMCAST CORP NEW               CL A SPL         20030N200      29,243    934,568  SH          SOLE           934,568   0     0
CONCORD EFS INC                COM              206197105      26,789  1,805,200  SH          SOLE         1,805,200   0     0
DUANE READE INC                COM              263578106         423     25,000  SH          SOLE            25,000   0     0
DUANE READE INC                SR NT 2.1478%22  263578AC0         159    280,000  PRN         SOLE           280,000   0     0
FLEETBOSTON FINL CORP          COM              339030108       4,365    100,000  SH          SOLE           100,000   0     0
FLEETBOSTON FINL CORP          COM              339030108       1,091     25,000  SH   PUT    SOLE            25,000   0     0
GENERAL ELEC CO                COM              369604103       3,501    113,000  SH   CALL   SOLE           113,000   0     0
GENERAL ELEC CO                COM              369604103      85,489  2,759,500  SH   PUT    SOLE         2,759,500   0     0
POWERWAVE TECHNOLOGIES INC     COM              739363109       3,253    420,328  SH          SOLE           420,328   0     0
PRICE COMMUNICATIONS CORP      COM NEW          741437305       5,215    379,800  SH          SOLE           379,800   0     0
ST PAUL COS INC                COM              792860108         242      6,100  SH          SOLE             6,100   0     0
TRAVELERS PPTY CAS CORP NEW    CL A             89420G109       1,629     97,100  SH          SOLE            97,100   0     0
TRAVELERS PPTY CAS CORP NEW    CL B             89420G406         779     45,900  SH          SOLE            45,900   0     0
UNITEDHEALTH GROUP INC         COM              91324P102       4,800     82,500  SH          SOLE            82,500   0     0
WELLPOINT HEALTH NETWORK NEW   COM              94973H108      71,472    736,900  SH          SOLE           736,900   0     0

